Fees Summary	Mar. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,358,000
Previously Paid Amount	0.00
Total Fee Amount	207.91
Total Offset Amount	0.00
Net Fee	207.91
Narrative - Max Aggregate Offering Price	$ 1,358,000
Final Prospectus	true